SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
- Local						$ (22,205)
- Foreign		(392)		(8,680)	(10,962)	(104,735)
Deferred:
- Local
- Foreign	2,439		6,655		15,017	(10,127)
Benefit of (Provision for) income taxes	$ 2,439	$ (392)	$ 6,655	$ (8,680)	$ 4,055	$ (137,067)